[logo] PIONEER Investments(R)




March 4, 2016



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549


Re:       Pioneer High Yield Fund (the "Fund")
          (File Nos. 333-90789 and 811-09685)
          CIK No. 0001094521


Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus for the Fund, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 29 to the Fund's registration statement on Form N-1A, filed electronically with the Commission on February 23, 2016 (Accession No. 0001094521-16-000022).

If you have any questions or comments concerning the foregoing certification, please contact me at (508) 649-6663.


Very truly yours,




/s/ Kathleen H. Alexander
-------------------------
Kathleen H. Alexander
Senior Legal Product Manager


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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